Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	Dec. 31, 2024
Computers and Equipment
Property Plant And Equipment [Line Items]
Estimated Useful Lives	3 years
Furniture and Fixtures | Minimum
Property Plant And Equipment [Line Items]
Estimated Useful Lives	4 years
Furniture and Fixtures | Maximum
Property Plant And Equipment [Line Items]
Estimated Useful Lives	5 years
Leasehold Improvement
Property Plant And Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	us-gaap:UsefulLifeShorterOfTermOfLeaseOrAssetUtilityMember
Software | Minimum
Property Plant And Equipment [Line Items]
Estimated Useful Lives	3 years
Software | Maximum
Property Plant And Equipment [Line Items]
Estimated Useful Lives	10 years